SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Wenbo Wang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		10
Loans attributable to related parties
Accounts Payable, Current
Na Wang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		31
Loans attributable to related parties
Accounts Payable, Current
Wanli Wang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		10
Loans attributable to related parties
Accounts Payable, Current
Jing Zhang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		31
Loans attributable to related parties
Accounts Payable, Current
Related Party [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		82
Loans attributable to related parties
Accounts Payable, Current